Loss for the Year (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit for the Year [Abstract]
Cost of inventories recognized as expenses	$ 6,211,233	$ 7,466,903
Taxes and surcharges	21,202	36,723
Cost of sales	6,232,435	7,503,626
Depreciation of property, plant and equipment	792,939	7,503,626
Amortization of land use rights	7,554	7,030
Amortization of subsidies prepaid to distributors		432,787
Amortization of prepayments and premiums under operating leases	27,432	51,761
Provision (Reversal) of inventory obsolescence	(28,616)	(2,045)
Provision of bad debt allowance	1,314,420	(3,831,436)
Loss for the year	$ 2,113,729	$ (2,601,646)